Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	63,832,084
Maximum Aggregate Offering Price	$ 198,138,165
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,362.89
Rule 457(f)	true
Amount of Securities Received | shares	6,264,248
Value of Securities Received, Per Share | $ / shares	31.63
Value of Securities Received	$ 198,138,165
Fee Note MAOP	$ 198,138,165
Offering Note

(1)
Represents the estimated maximum number of shares of common stock, par value $0.00001 per share, of Helix Energy Solutions Group, Inc. (“Helix”), following Helix’s conversion from a Minnesota corporation to a Delaware corporation (the “Converted Helix Common Stock”), issuable upon completion of the mergers and transactions contemplated by the Agreement and Plan of Merger, dated as of April 22, 2026 (the “Merger Agreement”), by and among Helix, Hornbeck Offshore Services, Inc. (“Hornbeck”), Odyssey Sub, Inc. and Hercules Sub LLC, other than the shares of Converted Helix Common Stock issuable to the Hornbeck stockholders (the “consenting stockholders”) who delivered a written consent adopting the Merger Agreement and approving the transactions contemplated thereby shortly following execution of the Merger Agreement. This estimate is based upon the product of (a) an exchange ratio in the Merger Agreement of 10.27167 multiplied by (b) 6,264,248 shares of common stock, par value $0.00001 per share, of Hornbeck (“Hornbeck common stock”), which is the sum of (i) 2,011,249 shares of Hornbeck common stock outstanding as of June 3, 2026, (ii) 1,471,714 shares of Hornbeck common stock underlying outstanding Jones Act Warrants (as defined in the registration statement), (iii) 920,239 shares of Hornbeck common stock underlying outstanding Creditor Warrants (as defined in the registration statement), assuming an illustrative trading price of the Helix common stock of $50.00 solely for the purpose of calculating the number of issuable shares issuable pursuant to the Creditor Warrants, estimated solely for purposes of calculating the registration fee, (iv) 1,007,834 shares of Hornbeck common stock underlying outstanding stock-based equity awards (other than options) and (v) 853,212 shares of Hornbeck common stock issuable upon exercise of outstanding options, in each case excluding any shares issuable to consenting stockholders and estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of the registrant as may be issuable as a result of stock splits, stock dividends or similar transactions.

(2)
Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act and calculated pursuant to Rule 457(c) and Rule 457(f)(2) under the Securities Act. Hornbeck is a private company, and no market exists for its securities. The proposed maximum aggregate offering price for the Hornbeck securities to be exchanged in connection with the mergers, other than the Hornbeck securities to be exchanged by the consenting stockholders, equals the aggregate book value of such securities, as of April 30, 2026, which is approximately $198,138,165, or $31.63 per share of Hornbeck common stock outstanding (6,264,248 shares) as of June 3, 2026 and calculated on a fully diluted basis.